Earnings per Share - Summary of Basic and Diluted Earnings per Share from Operations (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per share [abstract]
Profit (loss) attributable to ordinary shares	₩ 700,889	₩ 645,703	₩ 645,571
Weighted average number of ordinary shares outstanding	245,207,307	245,171,283	245,049,466
Basic earnings per share (In Korean won)	₩ 2,858	₩ 2,634	₩ 2,634
Profit attributable to ordinary shares (In millions of Korean won)	₩ 700,889	₩ 645,703	₩ 645,571
Adjustment to net income attributable to ordinary shares (In millions of Korean won)		(157)
Diluted profit attributable to ordinary shares (In millions of Korean won)	₩ 700,889	₩ 645,546	₩ 645,571
Number of dilutive potential ordinary shares outstanding	69,598	70,267	1,163
Weighted average number of ordinary shares outstanding	245,276,905	245,241,550	245,050,629
Diluted earnings per share (In Korean won)	₩ 2,858	₩ 2,632	₩ 2,634